Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Latigo Biotherapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43436
Entity Tax Identification Number	83-2625838
Entity Address Address Line 1	1300 Rancho Conejo Boulevard
Entity Address Address Line 2	Suite 305
Entity Address City Or Town	Thousand Oaks
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91320
City Area Code	805
Local Phone Number	716-2927
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	LTGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002056611